EVOLUTION OF PROVISIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 5,711,509		$ 7,860,655
Inflation adjustment restatement	(4,663,674)		(4,502,089)
Additions	1,431,427	[1]	2,506,305	[2]
Uses	(4,648)		(63,054)
Decreases	0		(90,308)	[3]
Ending balance	2,474,614		5,711,509
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	730,652		1,111,383
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	$ 700,775		$ 1,394,922

[1]	Ps. 730,652 are included in “Other operating expenses” and Ps. 700,775 in “Financial expenses”.
[2]	Ps. 1,111,383 are included in “Other operating expenses” and Ps. 1,394,922 in “Financial expenses”.
[3]	The total are included in “Other operating expenses”.